UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21606

Centaur Mutual Funds Trust

(Exact name of registrant as specified in charter)

470 Park Avenue South, 9th Floor

New York, NY 10016

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions, LLC

Attn: Zachary P. Richmond

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-513-587-3400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

DCM/INNOVA HIGH EQUITY INCOME INNOVATION FUND

LEBENTHAL ULTRA SHORT TAX-FREE INCOME FUND

SEMI-ANNUAL REPORT

April 30, 2022

DCM/INNOVA High Equity Income Innovation Fund
Performance Update
April 30, 2022 (Unaudited)

Average Annual Total Returns for the years ended April 30, 2022*

	One	Five	Ten	Since
	Year	Year	Year	Inception(a)
DCM/INNOVA High Equity Income Innovation Fund	-8.75%	6.83%	7.58%	8.19%
S&P 500® Total Return Index(b)	0.21%	13.66%	13.67%	9.74%
Dow Jones U.S. Select Dividend Total Return Index(c)	8.01%	10.42%	12.29%	8.62%

				Expense
				Ratios(d)
Gross				2.39%
With Applicable Waivers				1.54%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the DCM/INNOVA High Equity Income Innovation Fund (“DCM/ INNOVA Fund”) distributions or the redemption of shares. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (888) 484-5766.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The DCM/INNOVA Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower.

(a)	The DCM/INNOVA Fund’s inception date – March 16, 2005 (Date of Initial Public Investment).

(b)	S&P 500 Total Return Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the DCM/ INNOVA Fund’s portfolio.

(c)	The Dow Jones U.S. Select Dividend Total Return Index consists of 100 of the highest dividend-yielding securities (excluding Real Estate Investment Trusts (REITs)) in the Dow Jones U.S. Index, a broad-based index representative of the total market for the United States equity securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios shown are from the DCM/INNOVA Fund’s prospectus dated February 28, 2022. Additional information pertaining to the expense ratios as of April 30, 2022 can be found in the financial highlights.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The DCM/INNOVA Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at http://www.dcmmutualfunds.com or call (888) 484-5766 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest.

The DCM/INNOVA Fund is distributed by Ultimus Fund Distributors, LLC., Member FINRA/SIPC.

Semi-Annual Report | April 30, 2022	1

Lebenthal Ultra Short Tax-Free Income Fund
Performance Update
April 30, 2022 (Unaudited)

Performance Returns for the period ended April 30, 2022*

		Since
	One Year	Inception(a)
Lebenthal Ultra Short Tax-Free Income Fund - Class I Shares	-0.13%	0.17%
Lebenthal Ultra Short Tax-Free Income Fund - Class A Shares (Without Load)	-0.40%	-0.07%
Lebenthal Ultra Short Tax-Free Income Fund - Class A Shares (With Load)	-0.90%	-0.28%
Bloomberg 1 Year Municipal Bond Index(b)	-1.98%	0.00%
SIFMA Municipal Swap Index(c)	633.33%	-42.63%

	Expense Ratios(c)
	Class A Shares	Class I Shares
Gross	3.35%	3.10%
With Applicable Waivers	0.74%	0.49%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Lebenthal Ultra Short Tax-Free Income Fund (the “Lebenthal Fund”) distributions or the redemption of shares. Current performance may be lower or higher than the performance quoted. In the case of investments at or above $250,000, a contingent deferred sales charge (CDSC) of up to 0.25% may be charged on Class A shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid. Performance data current to the most recent month end may be obtained by calling (888) 484-5766.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Lebenthal Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower.

(a)	The Lebenthal Fund’s inception date – December 30, 2019 (Date of Initial Public Investment).

(b)	Bloomberg 1 Year Municipal Bond Index is an unmanaged index of municipal bonds with a remaining maturity of one to two years. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The Securities Industry and Financial Markets Association Municipal Swap Index (“SIFMA Municipal Swap Index”) is a 7-day high-grade market index comprised of tax-exempt Variable Rate Demand Obligations (“VRDOs”) with certain characteristics. It is a short-term index which reflects activity in the VRDO market.

(d)	The expense ratios shown are from the Lebenthal Fund’s prospectus dated February 28, 2022. Additional information pertaining to the expense ratios as of April 30, 2022 can be found in the financial highlights.

2	www.dcmmutualfunds.com

Lebenthal Ultra Short Tax-Free Income Fund
Performance Update
April 30, 2022 (Unaudited)

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at http://www.dcmmutualfunds.com or call (888) 484-5766 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest.

The Lebenthal Fund is distributed by Ultimus Fund Distributors, LLC., Member FINRA/SIPC.

Semi-Annual Report | April 30, 2022	3

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
April 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.24%

Communications — 6.81%
Alphabet, Inc., Class A(a)	500	$1,141,095
AT&T, Inc.	4,000	75,440
Comcast Corp., Class A	2,470	98,207
Expedia Group, Inc.(a)	1,000	174,750
Fox Corp., Class A	1,600	57,344
Meta Platforms, Inc., Class A(a)	1,200	240,564
TEGNA, Inc.	4,000	88,200
T-Mobile US, Inc.(a)	1,000	123,140
Verizon Communications, Inc.	2,500	115,750
Walt Disney Co. (The)(a)	1,630	181,957
Warner Bros. Discovery, Inc.(a)	967	17,551
		2,313,998
Consumer Discretionary — 10.42%
Amazon.com, Inc.(a)	200	497,126
Daimler AG(a)	3,700	261,833
Darden Restaurants, Inc.	700	92,211
Ford Motor Co.	9,000	127,440
Hilton Grand Vacations, Inc.(a)	3,000	140,490
Home Depot, Inc. (The)	500	150,200
Las Vegas Sands Corp.(a)	5,000	177,150
Lear Corp.	800	102,352
Live Nation Entertainment, Inc.(a)	1,300	136,344
Lowe’s Cos., Inc.	894	176,770
Marriott International, Inc., Class A(a)	800	142,016
McDonald’s Corp.	640	159,462
NIKE, Inc., Class B	1,000	124,700
O’Reilly Automotive, Inc.(a)	105	63,688
Ralph Lauren Corp.	500	52,170
Tesla, Inc.(a)	772	672,227
Tractor Supply Co.	700	141,015
Ulta Beauty, Inc.(a)	300	119,040
Wyndham Hotels & Resorts, Inc.	1,400	123,144
Yum! Brands, Inc.	670	78,397
		3,537,775
Consumer Staples — 7.60%
Altria Group, Inc.	3,500	194,495
Church & Dwight Co., Inc.	1,000	97,560
Coca-Cola Co. (The)	1,680	108,545
Conagra Brands, Inc.	4,000	139,720

See Notes to Financial Statements

4	www.dcmmutualfunds.com

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
April 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.24% (CONTINUED)

Consumer Staples — 7.60% (Continued)
Costco Wholesale Corp.	613	$325,945
Coty, Inc., Class A(a)	9,000	72,990
Danone SA	4,300	261,391
General Mills, Inc.	2,542	179,796
McCormick & Co., Inc.	1,772	178,210
Mondelez International, Inc., Class A	2,000	128,960
PepsiCo, Inc.	1,287	220,991
Performance Food Group Co.(a)	1,600	78,800
Philip Morris International, Inc.	1,400	140,000
Procter & Gamble Co. (The)	1,380	221,559
Sysco Corp.	1,200	102,576
Wal-Mart Stores, Inc.	860	131,571
		2,583,109
Energy — 4.62%
Chevron Corp.	1,274	199,598
ConocoPhillips	1,118	106,791
Diamondback Energy, Inc.	270	34,082
Exxon Mobil Corp.	5,019	427,870
Hess Corp.	1,000	103,070
Marathon Petroleum Corp.	1,600	139,616
Murphy USA, Inc.	600	140,160
Phillips 66	1,400	121,464
Pioneer Natural Resources Co.	396	92,058
Williams Cos., Inc. (The)	6,000	205,740
		1,570,449
Financials — 12.96%
Alleghany Corp.(a)	70	58,555
Allianz SE	1,100	250,812
American Express Co.	650	113,562
Ameriprise Financial, Inc.	765	203,100
Ameris Bancorp	930	38,781
Aon PLC, Class A	200	57,598
Arthur J Gallagher & Co.	645	108,676
Australia & New Zealand Banking Group Ltd.	13,200	254,581
AXA S.A.	9,300	249,713
Baloise Holding AG(a)	1,400	244,839
Bank of America Corp.	8,637	308,168
Bank OZK	1,000	38,420
Berkshire Hathaway, Inc., Class B(a)	1,673	540,095

See Notes to Financial Statements

Semi-Annual Report | April 30, 2022	5

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
April 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.24% (CONTINUED)

Financials — 12.96% (Continued)
Capital One Financial Corp.	590	$73,526
Charles Schwab Corp. (The)	2,357	156,340
CME Group, Inc.	360	78,962
Financial Institutions, Inc.	1,764	49,110
First American Financial Corp.	2,378	138,660
Fulton Financial Corp.	880	13,350
Hartford Financial Services Group, Inc. (The)	640	44,755
Helvetia Holding AG	2,000	259,089
Intercontinental Exchange, Inc.	790	91,490
JPMorgan Chase & Co.	1,500	179,040
Marsh & McLennan Cos., Inc.	360	58,212
MetLife, Inc.	750	49,260
Morgan Stanley	1,700	137,003
PNC Financial Services Group, Inc. (The)	1,100	182,710
Principal Financial Group, Inc.	1,828	124,560
Prudential Financial, Inc.	1,438	156,037
Stewart Information Services Corp.	1,185	61,146
Wells Fargo & Co.	1,890	82,461
		4,402,611
Health Care — 13.79%
Abbott Laboratories	1,310	148,685
AbbVie, Inc.	1,500	220,320
AmerisourceBergen Corp.	923	139,641
Amgen, Inc.	570	132,918
Anthem, Inc.	292	146,563
Baxter International, Inc.	760	54,006
Bayer AG(a)	3,800	252,078
Becton, Dickinson and Co.	800	197,752
Boston Scientific Corp.(a)	1,560	65,692
Bristol-Myers Squibb Co.	1,810	136,239
Cardinal Health, Inc.	1,040	60,372
Cigna Corp.	400	98,712
Cooper Cos., Inc. (The)	150	54,156
CVS Health Corp.	590	56,717
Danaher Corp.	500	125,565
Eli Lilly & Co.	1,069	312,287
Embecta Corp.(a)	160	4,869
HCA Healthcare, Inc.	621	133,236
Hologic, Inc.(a)	900	64,791

See Notes to Financial Statements

6	www.dcmmutualfunds.com

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
April 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.24% (CONTINUED)

Health Care — 13.79% (Continued)
Humana, Inc.	120	$53,347
Johnson & Johnson	2,070	373,552
McKesson Corp.	454	140,563
Medtronic PLC	1,400	146,104
Merck & Co., Inc.	2,400	212,856
Pfizer, Inc.	4,000	196,280
Prestige Consumer Healthcare, Inc.(a)	2,000	109,320
Sanofi - ADR	4,600	240,350
Stryker Corp.	340	82,028
Thermo Fisher Scientific, Inc.	560	309,635
UnitedHealth Group, Inc.	814	413,959
		4,682,593
Industrials — 9.30%
Arcosa, Inc.	1,410	75,477
Atlas Air Worldwide Holdings, Inc.(a)	981	67,630
Bouygues SA(a)	7,300	252,906
CSX Corp.	8,495	291,717
Deere & Co.	740	279,387
General Dynamics Corp.	500	118,265
Hillenbrand, Inc.	1,700	69,394
Huntington Ingalls Industries, Inc.	400	85,096
Knight-Swift Transportation Holdings, Inc.	1,754	83,999
Kuehne + Nagel International AG	900	254,555
L3 Harris Technologies, Inc.	320	74,323
Lockheed Martin Corp.	270	116,672
Middleby Corp. (The)(a)	320	49,245
Mitsui Osk Lines Ltd.	5,620	132,965
Northrop Grumman Corp.	200	87,880
PACCAR, Inc.	1,150	95,508
Parker-Hannifin Corp.	700	189,574
Quanta Services, Inc.	550	63,789
Raytheon Technologies Corp.	1,200	113,892
Regal-Beloit Corp.	400	50,896
Republic Services, Inc.	500	67,135
Resources Connection, Inc.	1,520	26,129
SITC International Holdings Co., Ltd.	71,000	239,772
Union Pacific Corp.	500	117,145
United Parcel Service, Inc., Class B	500	89,990
Wabtec Corp.	740	66,533
		3,159,874

See Notes to Financial Statements

Semi-Annual Report | April 30, 2022	7

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
April 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.24% (CONTINUED)

Materials — 4.11%
Alcoa Corp.	747	$50,647
Ball Corp.	890	72,232
Carlisle Cos., Inc.	700	181,552
Corteva, Inc.	2,000	115,380
Dow, Inc.	2,000	133,000
DuPont de Nemours, Inc.	1,500	98,895
Eastman Chemical Co.	540	55,442
Freeport-McMoRan, Inc.	1,500	60,825
Hawkins, Inc.	830	30,942
LyondellBasell Industries N.V., Class A	730	77,402
Martin Marietta Materials, Inc.	297	105,203
Packaging Corp. of America	410	66,080
Siligan Holdgins, Inc.	1,140	50,582
Ternium S.A. - ADR(a)	5,900	253,110
Valvoline, Inc.	1,490	45,043
		1,396,335
Real Estate — 3.01%
Equity Residential	700	57,050
Hang Lung Properties Ltd.	119,000	227,778
Kilroy Realty Corp.	800	56,000
Marcus & Millichap, Inc.	900	40,311
Public Storage	587	218,071
Realty Income Corp.	2,672	185,329
Simon Property Group, Inc.	1,127	132,986
UDR, Inc.	840	44,696
Welltower, Inc.	660	59,935
		1,022,156
Technology — 23.23%
Accenture PLC, Class A	320	96,115
Adobe, Inc.(a)	410	162,340
Advanced Micro Devices, Inc.(a)	2,093	178,993
Apple, Inc.	14,747	2,324,865
Aspen Technology, Inc.(a)	280	44,391
Broadcom, Inc.	646	358,136
CACI International, Inc., Class A(a)	230	61,019
Cisco Systems, Inc.	6,307	308,917
Citrix Systems, Inc.	620	62,062
Cognizant Technology Solutions Corp., Class A	710	57,439
Euronet Worldwide, Inc.(a)	350	42,578

See Notes to Financial Statements

8	www.dcmmutualfunds.com

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
April 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.24% (CONTINUED)

Technology — 23.23% (Continued)
FactSet Research Systems, Inc.	250	$100,873
Intel Corp.	4,800	209,232
MasterCard, Inc., Class A	720	261,633
Micron Technology, Inc.	1,500	102,285
Microsoft Corp.	7,300	2,025,896
Mimecast Ltd.(a)	991	78,963
Monolithic Power Systems, Inc.	130	50,991
NVIDIA Corp.	1,972	365,747
Oracle Corp.	1,220	89,548
Paychex, Inc.	993	125,843
QUALCOMM, Inc.	1,070	149,468
salesforce.com, Inc.(a)	500	87,970
Science Applications International Corp.	840	69,913
Synopsys, Inc.(a)	210	60,226
Texas Instruments, Inc.	790	134,498
Visa, Inc., Class A	1,320	281,331
		7,891,272
Utilities — 2.39%
Ameren Corp.	710	65,959
DTE Energy Co.	500	65,520
Edison International	1,200	82,548
Hawaiian Electric Industries, Inc.	1,120	46,043
IDACORP, Inc.	1,687	177,439
Sempra Energy	540	87,134
Southern Co. (The)	1,310	96,141
Vistra Energy Corp.	3,495	87,445
Xcel Energy, Inc.	1,400	102,564
		810,793

Total Common Stocks (Cost $34,214,672)		33,370,965

See Notes to Financial Statements

Semi-Annual Report | April 30, 2022	9

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
April 30, 2022 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 0.97%

First American Treasury Obligations Fund, Class X, 0.29%(b)	328,577	$328,577

Total Money Market Funds (Cost $328,577)		328,577

Total Investments — 99.21% (Cost $34,543,249)		33,699,542

Other Assets in Excess of Liabilities — 0.79%		267,739

NET ASSETS — 100.00%		$33,967,281

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2022.

ADR - American Depositary Receipt.

See Notes to Financial Statements

10	www.dcmmutualfunds.com

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Summary of Investments	% of Net Assets	Fair Value
Common Stocks
Communications	6.81%	$2,313,998
Consumer Discretionary	10.42%	3,537,775
Consumer Staples	7.60%	2,583,109
Energy	4.62%	1,570,449
Financials	12.96%	4,402,611
Health Care	13.79%	4,682,593
Industrials	9.30%	3,159,874
Materials	4.11%	1,396,335
Real Estate	3.01%	1,022,156
Technology	23.23%	7,891,272
Utilities	2.39%	810,793
Money Market Funds	0.97%	328,577
Other Assets in Excess of Liabilities	0.79%	267,739
Total	100.00%	$33,967,281

See Notes to Financial Statements

Semi-Annual Report | April 30, 2022	11

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
April 30, 2022 (Unaudited)

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 98.68%

Alabama — 1.05%
The University of Alabama General Revenue Bonds, Series 2014 B, 5.00%, 7/1/2022	$105,000	$105,628

Arizona — 3.50%
City of Sedona AZ Excise Tax Revenue Bonds, Series, 4.50%, 7/1/2026	250,000	251,294
City of Tucson AZ Water System Revenue Refunding Bonds, Series 2013 A, 5.00%, 7/1/2022	65,000	65,398
Maricopa County AZ School District No. 11 School Improvement & Refunding Bonds, Series 2015, 5.00%, 7/1/2022	35,000	35,209
		351,901
California — 1.05%
Contra Cost County CA Public Financing Authority Lease Revenue Refunding Bonds, Series 2021 B, 4.00%, 6/1/2022	5,000	5,011
San Francisco CA City & County Public Utilities Commission Water Revenue Bonds, Series 2012 A, 4.00%, 11/1/2041	75,000	75,000
State of California Department of Water Resources Power Supply Revenue Bonds, Series, 4.00%, 5/1/2022	25,000	25,000
		105,011
Colorado – 0.05%
City & County of Denver CO Airport System Revenue Bonds, Series 2012 B, 5.00%, 11/15/2022	5,000	5,085

Connecticut — 0.60%
Town of Tolland CT General Obligation Notes, Series, 4.00%, 10/15/2022	55,000	55,626
University of Connecticut General Obligation Bonds, Series 2109 A, 5.00%, 11/1/2022	5,000	5,080
		60,706
District of Columbia — 5.47%
District of Columbia Carnegie Endowment for International Peace Revenue Bonds, Series 2006, 0.74%, 11/1/2045(a)	300,000	300,000

See Notes to Financial Statements

12	www.dcmmutualfunds.com

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
April 30, 2022 (Unaudited)

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 98.68% (CONTINUED)

District of Columbia — 5.47% (Continued)
District of Columbia Water & Sewer Authority Public Utilities Revenue Bonds, Series 2014 B-2, 0.77%, 10/1/2050(a)	$250,000	$250,000
		550,000
Florida — 6.30%
Broward County FL School District Certificates of Participation, Series, 5.00%, 7/1/2022	45,000	45,252
Hillsborough County FL School Board Certificates of Participation, Series 2015 A, 5.00%, 7/1/2022	10,000	10,060
Hillsborough County FL School Board Certificates of Participation, Series 2016 A, 5.00%, 7/1/2022	40,000	40,238
Hillsborough County FL School Board Certificates of Participation, Series 2017 C, 5.00%, 7/1/2022	25,000	25,149
Jacksonville FL Capital Improvement Revenue Refunding Bonds, Series 2012, 5.00%, 10/1/2022	110,000	111,519
JEA Electric System Revenue Bonds, Series 2013 3-A, 5.00%, 10/1/2022	35,000	35,504
JEA Water & Sewer System Revenue Bonds, Series 2008 B, 0.82%, 10/1/2041(a)	300,000	300,000
Miami-Dade County FL School Board Certificates of Participation, Series 2105 A, 5.00%, 5/1/2022	10,000	10,000
Pasco County School Board Refunding Certificates of Participation, Series , 5.00%, 8/1/2022	25,000	25,222
Volusia County Educational Facilities Authority Revenue Bonds, Series, 3.00%, 10/15/2022	30,000	30,187
		633,131
Illinois — 9.11%
Chicago Midway International Airport Second Lien Revenue Bonds, Series 2004 D, 0.76%, 1/1/2035(a)	300,000	300,000
Illinois Educational Facilities Authority Revenue Bonds, Series 2003 B, 0.75%, 7/1/2033(a)	400,000	400,000
Illinois Finance Authority Revenue Bonds, Series 2012 B, 5.00%, 7/1/2022	50,000	50,298
Illinois State General Obligation Bonds, Series 2012, 5.00%, 6/1/2022	35,000	35,089
Illinois State General Obligation Refunding Bonds, Series 2012, 5.00%, 8/1/2022	80,000	80,609
Metropolitan Pier & Exposition Authority State Tax Revenue Bonds, Series 2002 B, 5.65%, 6/15/2022	50,000	50,251
		916,247

See Notes to Financial Statements

Semi-Annual Report | April 30, 2022	13

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
April 30, 2022 (Unaudited)

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 98.68% (CONTINUED)

Indiana — 2.00%
Boone Township IN School Building Corp. Taxable & Valorem Property Tax First Mortgage Refunding Bonds, Series 2020 A, 2.00%, 7/15/2022	$75,000	$75,125
Indianapolis Local Public Improvement Bond Bank Bonds, Series, 5.25%, 7/1/2022	25,000	25,153
Plainfield IN Redevelopment Authority Indiana Lease Rental Revenue Bonds, Series, 4.00%, 8/1/2022	100,000	100,593
		200,871
Iowa — 1.60%
City of Council Bluffs IA General Obligation Bonds, Series 2018 A, 5.00%, 6/1/2022	160,000	160,478

Kentucky — 2.84%
Breckinridge County School District Finance Corp. Revenue Bonds, Series, 5.00%, 5/1/2022	250,000	249,999
Kentucky State Property & Buildings Commission Revenue Bonds, Series 2018, 5.00%, 5/1/2022	35,000	35,000
		284,999
Louisiana — 4.30%
Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue Refunding Bonds, Series, 5.00%, 7/1/2022	430,000	432,471

Maryland — 2.98%
Washington Suburban Sanitary District General Obligation Bonds, Series 2016 B-4, 0.77%, 6/1/2023(a)	200,000	200,000
Washington Suburban Sanitary District General Obligation Bonds, Series 2015 B-3, 0.77%, 6/1/2023(a)	100,000	100,000
		300,000
Massachusetts — 12.60%
Ayer Shirley Regional School District General Obligation Bonds, Series, 3.00%, 9/1/2022	100,000	100,461
Massachusetts State Development Finance Agency Revenue Bonds, Series 2020 U, 5.00%, 7/1/2022	55,000	55,337
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001 J-2, 0.71%, 7/1/2031(a)	300,000	300,000

See Notes to Financial Statements

14	www.dcmmutualfunds.com

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
April 30, 2022 (Unaudited)

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 98.68% (CONTINUED)

Massachusetts — 12.60% (Continued)
Massachusetts State Housing Finance Agency Housing Revenue Bonds, Series 200, 0.78%, 12/1/2048(a)	$350,000	$350,000
Massachusetts Water Resources Authority Revenue Bonds, Series 2008 E, 0.76%, 8/1/2037(a)	400,000	400,000
Town of Middleborough MA General Obligation Bonds, Series, 5.00%, 10/1/2022	60,000	60,876
		1,266,674
Michigan — 0.60%
Great Lakes Water Authority Water Supply System Revenue Refunding Second Lien Bonds, Series 2018 A, 5.00%, 7/1/2022	60,000	60,348

Nevada — 0.81%
County of Washoe NV General Obligation Bonds, Series, 5.00%, 12/1/2022	80,000	81,553

New Jersey — 2.00%
New Jersey Building Authority State Building Revenue Refunding Bonds, Series, 5.00%, 6/15/2022	25,000	25,103
New Jersey State General Obligation Bonds, Series 2016, 5.00%, 6/1/2022	35,000	35,097
New Jersey State General Obligation Refunding Bonds, Series, 5.25%, 8/1/2022	75,000	75,668
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series, 5.00%, 6/15/2022	65,000	65,244
		201,112
New York — 22.00%
Battery Park City Authority Junior Revenue Bonds, Series 2019 D-1, 0.78%, 11/1/2038(a)	300,000	300,000
City of New York General Obligation Bonds, Series 2012 A-2, 0.83%, 10/1/2038(a)	400,000	400,000
Erie County NY Fiscal Stability Authority Sales Tax State Aid Refunding Revenue Bonds, Series 2016 A, 5.00%, 5/15/2022	50,000	50,066
Kingston City School District New York School District Bonds, Series, 3.00%, 6/1/2022	25,000	25,037
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series 2019 BB, 0.75%, 6/15/2051(a)	400,000	400,000

See Notes to Financial Statements

Semi-Annual Report | April 30, 2022	15

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
April 30, 2022 (Unaudited)

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 98.68% (CONTINUED)

New York — 22.00% (Continued)
New York City Trust for Cultural Resources Revenue Bonds, Series 2009 A, 0.76%, 7/1/2032(a)	$250,000	$250,000
New York City Trust for Cultural Resources Revenue Bonds, Series 2006 A-2, 0.75%, 10/1/2036(a)	200,000	200,000
New York State Dormitory Authority Revenue Bonds, Series 2012 A, 5.00%, 7/1/2022	35,000	35,215
New York State Energy Research & Development Authority Facilities Revenue Bonds, Series 2005 A-3, 0.70%, 5/1/2039(a)	300,000	300,000
New York State Housing Finance Agency 29 Flatbush Avenue Housing Revenue Bonds, Series 2015-A, 0.73%, 11/1/2044(a)	200,000	200,000
Niagara County NY General Obligation Water Improvement Bonds, Series 2016 C, 5.00%, 8/1/2022	50,000	50,457
		2,210,775
Ohio — 5.22%
Ohio State General Obligation Infrastructure Improvement Bonds, Series 2004 A, 0.72%, 2/1/2023(a)	225,000	225,000
Ohio State University (The) Revenue Bonds, Series 2014 B-2, 0.72%, 12/1/2039(a)	300,000	300,000
		525,000
Pennsylvania — 0.50%
Commonwealth Financing Authority Revenue Refunding Bonds, Series, 5.00%, 6/1/2022	50,000	50,146

Rhode Island — 0.50%
Rhode Island Health & Educational Building Corp. Higher Educational Facility Revenue Refunding Bonds, Series 2012 B, 5.00%, 8/15/2022	50,000	50,516

Texas — 4.08%
Galveston TX Waterworks & Sewer System Revenue Refunding Bonds, Series, 5.00%, 5/1/2022	65,000	65,000
Lower Colorado River Tax Authority Transmission Contract Revenue Refunding
Bonds, Series, 5.00%, 5/15/2022	345,000	345,423
		410,423
Virginia — 6.47%
Fairfax County VA Economic Development Authority Revenue Bonds, Series 2003 A, 0.72%, 12/1/2033(a)	300,000	300,000

See Notes to Financial Statements

16	www.dcmmutualfunds.com

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
April 30, 2022 (Unaudited)

	Principal
	Amount/
	Shares	Fair Value
MUNICIPAL BONDS — 98.68% (CONTINUED)

Virginia — 6.47% (Continued)
Fairfax County VA Economic Development Authority Revenue Bonds, Series 2007, 0.85%, 6/1/2037(a)	$350,000	$350,000
		650,000
Washington — 3.05%
Washington State General Obligation Bonds, Series 2013 R-C, 5.00%, 7/1/2022	250,000	251,478
Washington State General Obligation Bonds, Series 2016 B, 5.00%, 7/1/2022	55,000	55,325
		306,803
Total Municipal Bonds (Cost $9,927,578)		9,919,878

MONEY MARKET FUNDS — 0.32%
Federated Hermes Institutional Tax-Free Cash Trust, Institutional Shares, 0.31%(b)	32,443	32,443

Total Money Market Funds (Cost $32,443)		32,443

Total Investments — 99.00% (Cost $9,960,021)		9,952,321

Other Assets in Excess of Liabilities — 1.00%		100,940

NET ASSETS — 100.00%		$10,053,261

(a)	Certain variable rate securities are not based on a published reference rate spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2022.

See Notes to Financial Statements

Semi-Annual Report | April 30, 2022	17

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
April 30, 2022 (Unaudited)

Summary of Investments	% of Net Assets	Value
Municipal Bonds
Alabama	1.05%	$105,628
Arizona	3.50%	351,901
California	1.05%	105,011
Colorado	0.05%	5,085
Connecticut	0.60%	60,706
District of Columbia	5.47%	550,000
Florida	6.30%	633,131
Illinois	9.11%	916,247
Indiana	2.00%	200,871
Iowa	1.60%	160,478
Kentucky	2.84%	284,999
Louisiana	4.30%	432,471
Maryland	2.98%	300,000
Massachusetts	12.60%	1,266,674
Michigan	0.60%	60,348
Nevada	0.81%	81,553
New Jersey	2.00%	201,112
New York	22.00%	2,210,775
Ohio	5.22%	525,000
Pennsylvania	0.50%	50,146
Rhode Island	0.50%	50,516
Texas	4.08%	410,423
Virginia	6.47%	650,000
Washington	3.05%	306,803
Money Market	0.32%	32,443
Other Assets in Excess of Liabilities	1.00%	100,940
Total	100.00%	$10,053,261

See Notes to Financial Statements

18	www.dcmmutualfunds.com

Centaur Mutual Funds Trust
Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	DCM/INNOVA	Lebenthal
	High Equity	Ultra Short
	Income Innovation	Tax-Free Income
	Fund	Fund
Assets
Investments in securities, at fair value (cost $34,543,249 and $9,960,021)	$33,699,542	$9,952,321
Foreign currencies, at value (cost $13,866 and $—)	13,885	—
Receivable for fund shares sold	150	—
Receivable for investments sold	3,006,146	—
Dividends and interest receivable	219,080	64,703
Tax reclaims receivable	81,037	—
Receivable from Advisor	—	41,117
Prepaid expenses	39,386	26,791
Total Assets	37,059,226	10,084,932

Liabilities
Payable for fund shares redeemed	384	—
Payable for investments purchased	3,051,226	—
Payable for distributions to shareholders	1,735	17
Payable to Advisor	22,222	—
Accrued 12b-1 fees – Class A	—	86
Payable to Administrator	14,901	15,291
Other accrued expenses	1,477	16,277
Total Liabilities	3,091,945	31,671
Net Assets	$33,967,281	$10,053,261

Net Assets consist of:
Paid-in capital	37,483,140	10,061,164
Accumulated deficit	(3,515,859)	(7,903)
Net Assets	$33,967,281	$10,053,261

See Notes to Financial Statements

Semi-Annual Report | April 30, 2022	19

Centaur Mutual Funds Trust
Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	DCM/INNOVA	Lebenthal
	High Equity	Ultra Short
	Income Innovation	Tax-Free Income
	Fund	Fund
Class I Shares:
Net Assets		$9,633,629
Shares outstanding (unlimited number of shares authorized, no par value)		964,104
Net asset value, offering and redemption price per share		$9.99

Class A Shares:
Net Assets		$419,632
Shares outstanding (unlimited number of shares authorized, no par value)		42,125
Net asset value, offering and redemption price per share(a)		$9.96
Offering price per share (100%/(100%-0.50% (maximum sales charge)) of net asset value adjusted to the nearest cent)		$10.01

Net Assets	$33,967,281
Shares outstanding (unlimited number of shares authorized, no par value)	2,836,427
Net asset value, offering and redemption price per share	$11.98

(a)	In the case of investments at or above $250,000, a contingent deferred sales charge (“CDSC”) of up to 0.25% may be charged on shares redeemed within 12 months of purchase if no sales charge on the original purchase and a finder’s fee was paid.

See Notes to Financial Statements

20	www.dcmmutualfunds.com

Centaur Mutual Funds Trust
Statements of Operations
For the six months ended April 30, 2022 (Unaudited)

	DCM/INNOVA	Lebenthal
	High Equity	Ultra Short
	Income Innovation	Tax-Free Income
	Fund	Fund

Investment Income
Dividend income (net of foreign taxes withheld of $169,826 and $—)	$1,578,279	$73
Interest income	—	14,292
Total investment income	1,578,279	14,365

Expenses
Advisor	137,322	20,524
Administration	23,267	20,579
Fund accounting	16,603	18,093
Registration	14,577	20,475
Legal	12,351	14,491
Audit and tax	8,032	8,823
Transfer agent	7,438	5,951
Insurance	6,912	6,040
Report printing	4,150	4,427
Trustee	2,976	2,976
Custodian	2,421	2,480
Pricing	1,237	12,095
12b-1 fees – Class A	—	271
Miscellaneous	12,953	10,958
Total expenses	250,239	148,183
Fees contractually waived and expenses reimbursed by Advisor	—	(123,967)
Fees voluntarily waived and expenses reimbursed by Advisor	—	(13,098)
Net operating expenses	250,239	11,118
Net investment income	1,328,040	3,247

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(2,659,401)	—
Foreign currency translations	(104,620)	—
Change in unrealized depreciation on:
Investment securities	(3,114,808)	(10,314)
Foreign currency translations	(10,323)	—
Net realized and unrealized gain (loss) on investment securities and foreign currency translations	(5,889,152)	(10,314)
Net decrease in net assets resulting from operations	$(4,561,112)	$(7,067)

See Notes to Financial Statements

Semi-Annual Report | April 30, 2022	21

DCM/INNOVA High Equity Income Innovation Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,328,040	$947,865
Net realized gain (loss) on investment securities and foreign currency translations	(2,764,021)	1,431,403
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	(3,125,131)	992,044
Net increase (decrease) in net assets resulting from operations	(4,561,112)	3,371,312

Distributions to Shareholders From
Earnings	(1,386,005)	(880,056)
Total Distributions	(1,386,005)	(880,056)

Capital Transactions
Proceeds from shares sold	2,208,394	27,351,195
Reinvestment of distributions	1,373,489	857,235
Amount paid for shares redeemed	(1,264,167)	(1,317,102)
Net increase in net assets resulting from capital transactions	2,317,716	26,891,328
Total Increase (Decrease) in Net Assets	(3,629,401)	29,382,584

Net Assets
Beginning of period	37,596,682	8,214,098
End of period	$33,967,281	$37,596,682

Share Transactions
Shares sold	170,110	1,972,797
Shares issued in reinvestment of distributions	102,251	62,641
Shares redeemed	(93,345)	(97,853)
Net increase in shares outstanding	179,016	1,937,585

See Notes to Financial Statements

22	www.dcmmutualfunds.com

Lebenthal Ultra Short Tax-Free Income Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,247	$7,528
Change in unrealized appreciation (depreciation) on investment securities	(10,314)	(9,410)
Net increase (decrease) in net assets resulting from operations	(7,067)	(1,882)

Distributions to Shareholders From
Earnings
Class I Shares	(3,445)	(7,558)
Class A Shares	—	—
Total Distributions	(3,445)	(7,558)

Capital Transactions – Class I Shares
Proceeds from shares sold	—	272,511
Reinvestment of distributions	3,409	7,477
Amount paid for shares redeemed	—	(10)
Total Class I Shares	3,409	279,978

Capital Transactions – Class A Shares
Proceeds from shares sold	400,000	5,200
Reinvestment of distributions	—	—
Amount paid for shares redeemed	—	(30,165)
Total Class A Shares	400,000	(24,965)

Net increase in net assets resulting from capital transactions	403,409	255,013
Total Increase (Decrease) in Net Assets	392,897	245,573

Net Assets
Beginning of period	9,660,364	9,414,791
End of period	$10,053,261	$9,660,364

See Notes to Financial Statements

Semi-Annual Report | April 30, 2022	23

Lebenthal Ultra Short Tax-Free Income Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
Share Transactions – Class I Shares
Shares sold	—	27,251
Shares issued in reinvestment of distributions	341	747
Shares redeemed	—	(1)
Total Class I	341	27,997

Share Transactions – Class A Shares
Shares sold	40,121	519
Shares redeemed	—	(3,017)
Total Class A	40,121	(2,498)

See Notes to Financial Statements

24	www.dcmmutualfunds.com

DCM/INNOVA High Equity Income Innovation Fund
Financial Highlights
For a share outstanding during each period.

	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	April 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2021	2020	2019	2018	2017
Selected Per Share Data:
Net asset value,beginning of period	$14.15		$11.41	$11.69	$13.01	$14.25	$12.81
Investment operations:
Net investment income (loss)	0.48		0.86	0.82	0.17	(0.11)	(0.17)
Net realized and unrealized gain (loss) on investments	(2.14)		2.71	(0.23)	0.16	0.35	2.24
Total from investment operations	(1.66)		3.57	0.59	0.33	0.24	2.07

Less distributions to shareholders from:
Net investment income	(0.43)		(0.83)	(0.84)	—	—	—
Net realized gains	(0.08)		—	—	(1.65)	(1.48)	(0.63)
Return of capital	—		—	(0.03)	—	—	—
Total distributions	(0.51)		(0.83)	(0.87)	(1.65)	(1.48)	(0.63)

Net asset value, end of period	$11.98		$14.15	$11.41	$11.69	$13.01	$14.25

Total Return(a)	(12.09	)% (b)	31.81%	5.29%	3.21%	1.80%	16.73%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$33,967		$37,597	$8,214	$10,062	$25,251	$25,692
Ratio of gross expenses to average net assets	1.37	% (c)	2.35%	3.36%	3.15%	2.56%	2.55%
Ratio of net expenses to average net assets	1.37	% (c)	1.50%	1.50%	1.70%	1.95%	1.95%
Ratio of net investment income (loss) to average net assets	7.26	% (c)	6.06%	6.81%	1.13%	(0.84)%	(1.19)%

Portfolio turnover rate	297	% (b)	496%	435%	338%	142%	126%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See Notes to Financial Statements

Semi-Annual Report | April 30, 2022	25

Lebenthal Ultra Short Tax-Free Income Fund - Class I Shares
Financial Highlights
For a share outstanding during each period.

	For the
	Six Months			For the
	Ended		For the	Period
	April 30,		Year Ended	Ended
	2022		October 31,	October 31,
	(Unaudited)		2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00		$10.01	$10.00

Investment operations:
Net investment income	—	(b)	0.01	0.04
Net realized and unrealized loss on investments	(0.01)		(0.01)	0.01
Total from investment operations	(0.01)		—	0.05

Less distributions to shareholders from:
Net investment income	—	(b)	(0.01)	(0.04)
Total distributions	—	(b)	(0.01)	(0.04)

Net asset value, end of period	$9.99		$10.00	$10.01

Total Return(c)
	(0.06	)% (d)	(0.02)%	0.48	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$9,634		$9,640	$9,370
Ratio of gross expenses to average net assets	3.03	% (e)	3.10%	2.87	% (e)
Ratio of net expenses to average net assets	0.22	% (e)	0.36%	0.43	% (e)
Ratio of net investment income to average net assets	0.07	% (e)	0.08%	0.41	% (e)

Portfolio turnover rate	40	% (d)	9%	88	% (d)

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements

26	www.dcmmutualfunds.com

Lebenthal Ultra Short Tax-Free Income Fund - Class A Shares
Financial Highlights
For a share outstanding during each period.

	For the
	Six Months			For the
	Ended		For the	Period
	April 30,		Year Ended	Ended
	2022		October 31,	October 31,
	(Unaudited)		2021	2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.98		$10.01	$10.00

Investment operations:
Net investment income (loss)	—	(b)	(0.03)	0.02
Net realized and unrealized loss on investments	(0.02)		— (b)	0.01
Total from investment operations	(0.02)		(0.03)	0.03

Less distributions to shareholders from:
Net investment income	—		—	(0.02)
Total distributions	—		—	(0.02)

Net asset value, end of period	$9.96		$9.98	$10.01

Total Return(c)	(0.20	)% (d)	(0.30)%	0.35	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$420		$20	$45
Ratio of gross expenses to average net assets	3.28	% (e)	3.35%	3.12	% (e)
Ratio of net expenses to average net assets	0.47	% (e)	0.61%	0.68	% (e)
Ratio of net investment income (loss) to average net assets	(0.13	)% (e)	(0.16)%	0.12	% (e)

Portfolio turnover rate	40	% (d)	9%	88	% (d)

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements

Semi-Annual Report | April 30, 2022	27

Centaur Mutual Funds Trust
Notes to Financial Statements
April 30, 2022 (Unaudited)

1.	ORGANIZATION

The DCM/INNOVA High Equity Income Innovation Fund (formerly known as the DCM/ INNOVA High Dividend Income Innovation Fund) (the “DCM/INNOVA Fund”) and the Lebenthal Ultra Short Tax-Free Income Fund (the “Lebenthal Fund”) (each a “Fund” and, collectively the “Funds”), are each organized as diversified series of the Centaur Mutual Funds Trust (the “Trust”). The DCM/INNOVA Fund commenced operations on March 16, 2005 and was formally known as the Centaur Total Return Fund. The Lebenthal Fund commenced operations on December 30, 2019. The Trust is an open ended-management investment company and is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of the DCM/INNOVA Fund is to seek maximum total return through a combination of capital appreciation and current income. The investment objective of the Lebenthal Fund is to seek a high level of current income exempt from federal income tax consistent with relative stability of principal. The Lebenthal Fund invests primarily in municipal securities, the income from which is exempt from federal income tax.

The Lebenthal Fund currently offers two classes of shares; Class A Shares and Class I Shares. Each class of shares represents an interest in the Lebenthal Fund, has the same rights and is identical in all material respects, except that the classes bear different (or no) levels of sales loads and different expenses, certain class specific expenses will be borne solely by the class to which such expenses are attributable, and each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Class A Shares are subject to a front-end sales charge of 0.50% which is waived for purchases of $250,000 or greater. Unless you are otherwise eligible to purchase Class A shares without a sales charge, a CDSC of up to 0.25% will be charged on Class A shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

28	www.dcmmutualfunds.com

Centaur Mutual Funds Trust
Notes to Financial Statements
April 30, 2022 (Unaudited)

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Investment Valuation

The Funds’ investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.

Fixed income securities will ordinarily be traded on the over-the-counter market. When market quotations are readily available, fixed income securities will be valued based on prices provided by independent third-party pricing services. The prices provided by independent third-party pricing services are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds normal pricing procedures are valued at fair value as determined under policies approved by the Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Trust’s normal pricing procedures.

Semi-Annual Report | April 30, 2022	29

Centaur Mutual Funds Trust
Notes to Financial Statements
April 30, 2022 (Unaudited)

Fair Value Measurement

GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Level 2 –	Other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments based on the best information available)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended April 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

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Centaur Mutual Funds Trust
Notes to Financial Statements
April 30, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets and liabilities as of April 30, 2022.

DCM/INNOVA Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$33,370,965	$—	$—	$33,370,965
Money Market Funds	328,577	—	—	328,577
Total	$33,699,542	$—	$—	$33,699,542

Lebenthal Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	$—	$9,919,878	$—	$9,919,878
Money Market Funds	32,443	—	—	32,443
Total	$32,443	$9,919,878	$—	$9,952,321

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Municipal Securities Risk

The Lebenthal Fund invests primarily in municipal securities. The risk of municipal securities generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Municipal obligations can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal bonds have varying levels of sensitivity to changes in interest rates. Interest rate risk is generally lower for shorter-term municipal bonds and higher for long term municipal bonds.

Sector Focus Risk

While the DCM/INNOVA Fund does not focus its investments on a particular sector, the DCM/INNOVA Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the DCM/INNOVA Fund’s share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

Semi-Annual Report | April 30, 2022	31

Centaur Mutual Funds Trust
Notes to Financial Statements
April 30, 2022 (Unaudited)

Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The DCM/INNOVA Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date) for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds in relation to net assets of each Fund or another reasonable allocation method. Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

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Centaur Mutual Funds Trust
Notes to Financial Statements
April 30, 2022 (Unaudited)

Dividend Distributions

Dividends from net investment income are generally declared and paid monthly for the DCM/INNOVA Fund. Dividends from net investment income are generally declared daily and paid monthly for the Lebenthal Fund. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Federal Income Taxes

As of and during the six months ended April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisor

DCM Advisors, LLC (the “Advisor”) is the investment advisor for the Funds. The Advisor serves in the capacity of investment advisor to each Fund pursuant to an investment advisory agreement with the Trust on behalf of the respective Fund. The Advisor receives monthly compensation based on each Fund’s average daily net assets at the annual rate of 0.75% for the DCM/INNOVA Fund and 0.42% for the Lebenthal Fund. For the six months ended April 30, 2022, the Advisor earned fees of $137,322 and $20,524 from the DCM/INNOVA Fund and the Lebenthal Fund, respectively. At April 30, 2022, the DCM/INNOVA Fund owed the Advisor $22,222 and the Advisor owed $41,117 to the Lebenthal Fund, pursuant to the expense limitation agreement described below.

The Advisor has entered into Expense Limitation Agreements with the DCM/INNOVA Fund and the Lebenthal Fund under which the Advisor has contractually agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Funds and to assume other expenses of the Funds, if necessary, in an amount that

Semi-Annual Report | April 30, 2022	33

Centaur Mutual Funds Trust
Notes to Financial Statements
April 30, 2022 (Unaudited)

limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on securities sold short, “acquired fund fees and expenses,” and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 1.50% of the average daily net assets of the DCM/INNOVA Fund and not more than 0.49% of the average daily net assets of the Lebenthal Fund through December 31, 2022. For the six months ended April 30, 2022, the Advisor waived fees and reimbursed expenses of $123,967 for the Lebenthal Fund. The Expense Limitation Agreement may not be terminated prior to that date without the approval of the Board.

In addition to the expense limitations previously noted, effective June 25, 2020, the Advisor has agreed to a voluntarily waiver of ten basis points (0.10%) of the Lebenthal Fund’s average daily net assets. Effective July 7, 2021 the Advisor has agreed to voluntarily waive an additional ten basis point (0.10%) of the Lebenthal Fund’s average daily net assets. Effective January 12, 2022 the Advisor has agreed to voluntarily waive an additional 3 basis point (0.03%) of the Lebenthal Fund’s average daily net assets. The Advisor is not entitled to the reimbursement of any fees voluntarily waived or expenses reimbursed. During the six months ended April 30, 2022, the Advisor voluntarily waived fees of $13,098 for the Lebenthal Fund.

Administrator

Ultimus Fund Solutions, LLC (the “Administrator”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay the Administrator fees in accordance with the Master Services Agreement for such services. In addition, the Funds pay out-of-pocket expenses including but not limited to postage, supplies and costs of pricing its portfolio securities.

Distributor

Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Trust’s Distributor. The Distributor acts as an agent for the Trust and the distributor of its shares. The Distributor is compensated by the Advisor for its services provided to the Trust. The Distributor operates as a wholly-owned subsidiary of the Administrator.

Certain officers of the Trust are employees of the Administrator and the Distributor.

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Centaur Mutual Funds Trust
Notes to Financial Statements
April 30, 2022 (Unaudited)

4.	DISTRIBUTION PLAN AND FEES

The Trust, with respect to the Lebenthal Fund, has adopted a Distribution Plan (the “Plan”) for its Class A Shares in accordance with Rule 12b-1 under the 1940 Act. The Plan allows the Fund to pay for certain expenses related to the distribution of its shares (“12b-1 fees”), including, but not limited to, payments to securities dealers and other persons (including the Distributor and its affiliates) who are engaged in the sale of shares of the Lebenthal Fund and who may be advising investors regarding the purchase, sale or retention of the Lebenthal Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Trust; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders; expenses of obtaining such information, analysis and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Lebenthal Fund shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of the Lebenthal Fund’s average daily net assets allocable to the Class A Shares. For the six months ended April 30, 2022, the Class A Shares incurred 12b-1 fees of $271. As of April 30, 2022 the Lebenthal Fund owed the Distributor $86.

5.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended April 30, 2022, purchases and sales of investment securities other than short-term investments were as follows:

	DCM/INNOVA	Lebenthal
	Fund	Fund
Purchases	$109,839,110	$3,681,888
Sales	$107,837,338	$1,965,000

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2022.

Semi-Annual Report | April 30, 2022	35

Centaur Mutual Funds Trust
Notes to Financial Statements
April 30, 2022 (Unaudited)

6.	FEDERAL INCOME TAXES

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed the Funds’ tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

As of April 30, 2022, the aggregate cost of investments, gross unrealized appreciation (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	DCM/INNOVA	Lebenthal
	Fund	Fund
Gross Unrealized Appreciation	$1,160,752	$—
Gross Unrealized Depreciation	(2,046,440)	(7,700)
Net Unrealized Depreciation	$(885,688)	$(7,700)
Cost of Investments for Income Tax Purposes	$34,585,230	$9,960,021

Distributions paid during the fiscal year ended October 31, 2021, the Funds’ most recent fiscal year end, were characterized for tax purposes as follows:

	DCM/INNOVA	Lebenthal
	Fund	Fund
Distributions paid from:
Ordinary Income	$859,659	$18
Tax Exempt Income	—	7,540
Long-Term Capital Gains	20,397	—
Total distributions paid	$880,056	$7,558

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Centaur Mutual Funds Trust
Notes to Financial Statements
April 30, 2022 (Unaudited)

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:

	DCM/INNOVA	Lebenthal
	Fund	Fund
Undistributed Long-Term Capital Gains	$202,577	$—
Accumulated Capital Losses	—	(5)
Net Unrealized Appreciation	2,228,681	2,614
Total Distributable Earnings	$2,431,258	$2,609

As of October 31, 2021, the Lebenthal Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $5.

7.	COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expects the risk of loss to be remote.

8.	TRUSTEE COMPENSATION

As of April 30, 2022, there were three Trustees, two of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a fee of $2,000 each year plus $500 per series of the Trust per meeting. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

9.	SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined that there are no other items requiring adjustment of the financial statements.

Semi-Annual Report | April 30, 2022	37

Centaur Mutual Funds Trust
Summary of Fund Expenses
April 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

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Centaur Mutual Funds Trust
Summary of Fund Expenses
April 30, 2022 (Unaudited)

	Beginning	Ending	Expenses	Annualized
	Account Value,	Account Value,	Paid During	Expense
	November 1, 2021	April 30, 2022	Period(a)	Ratio
DCM/INNOVA Fund
Actual	$1,000.00	$879.10	$6.37	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.01	$6.84	1.37%

Lebenthal Fund - Class A Shares
Actual	$1,000.00	$998.00	$2.28	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31	0.47%

Lebenthal Fund - Class I Shares
Actual	$1,000.00	$999.40	$1.04	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.05	0.22%

(a)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365.

Semi-Annual Report | April 30, 2022	39

Centaur Mutual Funds Trust
Additional Information
April 30, 2022 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

Both (i) a description of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent 12-month period ended June 30th are available, without charge, upon request, by calling the Trust at (888) 484-5766, or on the Securities and Exchange Commissions (“SEC”) website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. The Funds’ portfolio holdings are available on the SEC’s website at https://www.sec.gov and on the Fund’s website at http://www.dcmmutualfunds.com.

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Centaur Mutual Funds Trust
Investment Advisory Agreement Approval
April 30, 2022 (Unaudited)

In determining whether to approve renewal of the Investment Advisory Agreements, the Trustees recalled their review of the materials related to the Funds and the Advisor throughout the preceding twelve months with respect to the DCM/INNOVA High Equity Income Innovation Fund (the “DCM/INNOVA Fund”) and preceding twenty-four months with respect to the Lebenthal Ultra Short Tax Free Income Fund (the “Lebenthal Fund”) and their various discussions with management of the Trust and the Advisor regarding the operations and performance of the Funds during that time period. In addition, the Trustees stated that, in deciding whether to approve the continuance of the Investment Advisory Agreements, they considered the best interests of each Fund and its shareholders. The Board indicated that it considered, among other things: (1) the nature, extent and quality of the services to be provided by the Advisor; (2) the performance of each Fund and the Advisor; (3) the costs of the services to be provided and profits to be realized by the Advisor from its relationship with the Funds; (4) the extent to which economies of scale may be realized as each Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Funds investors; (5) the Advisor’s practices regarding brokerage and portfolio transactions; (6) possible conflicts of interest; and (7) other topics or issues as follows:

(i)	The nature, extent, and quality of the services to be provided by the Advisor. In this regard, the Board reviewed the services being provided by the Advisor to each Fund including, without limitation, it providing a continuous investment program for the Funds, adhering to each Fund’s investment restrictions, complying with the Trust’s policies and procedures and voting proxies on behalf of the Funds. The Board considered the qualifications and experience of the portfolio managers who are responsible for the day-to-day management of each Fund’s portfolios. The Board concluded that the quality, extent, and nature of the services provided by the Advisor are satisfactory for the Funds.

(ii)	The Performance of the Funds. The Board compared each Fund’s performance to the performance of its respective Morningstar Category, custom peer group, and benchmark index. After evaluating the performance of the Advisor in such capacities, the Board concluded that the performance of the Funds was satisfactory.

(iii)	Cost of Services and Profits Realized by the Advisor with respect to the Funds. In this regard, the Board considered each Fund’s management fee and expense ratio, as compared to the Fund’s respective peer group and Morningstar category. The Board considered the revenue earned from the Funds and the current and anticipated profitability of the Funds to the

Semi-Annual Report | April 30, 2022	41

Centaur Mutual Funds Trust
Investment Advisory Agreement Approval
April 30, 2022 (Unaudited) (Continued)

Advisor, if any. The Board also considered the Advisor’s past fee reductions and expense reimbursements for the Funds and the indirect benefits that the Advisor received from its management of the Funds. The Board concluded that the advisory fee to be paid to the Advisor by each Fund is reasonable in light of the nature and quality of services provided by the Advisor.

(iv)	The extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of Fund investors. In this regard, the Board considered that the fee arrangement of the Funds with the Advisor involves both an advisory fee and an expense limitation agreement (an “ELA”). The Board noted that the advisory fee rate under the Investment Advisory Agreements remains the same at all asset levels, and that the Funds were not likely to experience the benefit of economies of scale absent substantial growth in the Fund’s assets. Additionally, the Board noted that each Fund had benefited from the expense cap under an ELA and will continue to experience benefits from the ELA until each Fund’s assets grow to a level where its expenses otherwise fall below the expense cap limit. In addition, the Board noted that the Funds could benefit from economies of scale under its agreements with service providers other than the Advisor if the Funds were to gather additional assets. Following further discussion of the asset level of the Funds and expectations for growth and levels of fees, the Board determined that the advisory fee for each Fund was reasonable in light of the information that was provided to the Trustees by the Advisor with respect to economies of scale.

(v)	The Advisor’s practices regarding brokerage and portfolio transactions. In this regard, the Board considered the historical and anticipated portfolio turnover rates for each Fund. The Board also considered the Advisor’s policies and procedures, to seek best execution for the Funds’ portfolio transactions. The Board considered the process by which evaluations are made of the overall reasonableness of commissions paid; the Advisor’s method and basis for selecting and evaluating broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Advisor anticipates allocating portfolio business to broker-dealers who provide research, statistical or other services (“soft dollars”). After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions are satisfactory.

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Centaur Mutual Funds Trust
Investment Advisory Agreement Approval
April 30, 2022 (Unaudited) (Continued)

(vi)	Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the Advisor’s personnel assigned to the Funds; and the substance and administration of the Advisor’s code of ethics, specifically as it relates to possible conflicts of interest. Following further consideration, the Board concluded that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

(vii)	Other topics or issues. In this regard, the Board considered the Advisor’s compliance policies and procedures. The Board also considered the Advisor’s insurance coverage, risk management program and regulatory history. After further review and discussion, the Board indicated its satisfaction with the Advisor’s operations as they related to the Funds.

Following its consideration of all of the foregoing and taking into account the totality of all factors discussed at the meeting and previous meetings, the Board, including a majority of the Independent Trustees voting separately, unanimously approved the continuance of each of the Investment Advisory Agreements. It was noted that in the Trustees’ deliberations with respect to the approval of the Investment Advisory Agreements, no single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the continuance of the Investment Advisory Agreements and each Trustee may have attributed different weights to the various factors noted above. Rather, the Trustees concluded, in light of their weighing and balancing all factors, that approval of the continuance of the Investment Advisory Agreement for each Fund was in the best interests of that Fund and its shareholders.

Semi-Annual Report | April 30, 2022	43

Revised September 2020

FACTS	WHAT DOES THE CENTAUR MUTUAL FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and assets

●    Account balances and transaction history

●    Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Centaur Mutual Funds Trust chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Centaur Mutual Funds Trust share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes —to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share.
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

QUESTIONS?	Call 1-888-484-5766

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CENTAUR PRIVACY POLICY | Page 2

WHO WE ARE
Who is providing this notice?	The Centaur Mutual Funds Trust DCM/INNOVA High Equity Income Innovation Fund Lebenthal Ultra Short Tax-Free Income Fund
WHAT WE DO
How does the Centaur Mutual Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.

How does the Centaur Mutual Funds Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or give us your account information

●    make deposits or withdrawals from our account

●    pay us by check or make a wire transfer

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●    DCM Advisors, LLC, an affiliate of Dinosaur Group Holdings, LLC, is the investment advisor to the Funds and is an affiliate of the Centaur Mutual Funds Trust.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    The Centaur Mutual Funds Trust does not share information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Centaur Mutual Funds Trust does not jointly market.

Semi-Annual Report | April 30, 2022	45

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Centaur-SAR-22

The Centaur Mutual Funds Trust is distributed by Ultimus Fund Distributors, LLC.

(b)	Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE- disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Centaur Mutual Funds Trust

By (Signature and Title)* __/s/ David R. Carson____________________________________

David R. Carson, Principal Executive Officer

Date	7/05/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* __/s/ David R. Carson____________________________________

David R. Carson, Principal Executive Officer

Date	7/05/2022

By (Signature and Title)* _/s/ Zachary P. Richmond____________________________________

Zachary P. Richmond, Treasurer

Date	7/05/2022